Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and cash equivalents	$ 103,986	$ 75,767	$ 98,521
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,350	1,332
Convertible note receivable	21,856	12,899
Long-term investments - common shares held	309,757	164,753
Class Action Settlement Recoverable	41,500
Total financial assets	484,668	255,605
Financial liabilities
Accounts payable and accrued liabilities	11,794	19,883
Bank debt	874,500	1,264,000
Pension liability	810	0
Total financial liabilities	928,604	1,283,883
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	103,986	75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,350	1,332
Convertible note receivable	21,856	12,899
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	309,757	164,753
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan	431
Other accounts receivable	2,788	854
Class Action Settlement Recoverable	41,500
Financial liabilities at amortized cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	11,794	19,883
Bank debt	874,500	$ 1,264,000
Pension liability	810
Class Action Settlement	$ 41,500